Organization and Principal Business	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principal Business

1. Organization and Principal Business

CBL International is a holding company without any operations and owns 100% of Banle International Group Limited (“Banle BVI”) which was incorporated in the British Virgin Islands (collectively, the “Company”).

The Company is a marine fuel logistics company providing one-stop solutions for vessel refueling, which is referred to as facilitator in the bunkering industry. The Company facilitates vessel refueling between ship operators and local physical distributors/traders by purchasing marine fuel from suppliers and arranging the delivery of which to customers.

Business Reorganization and Listing of shares in Nasdaq

On March 23, 2023, the Company consummated the initial public offering of 3,325,000 ordinary shares, par value of $0.0001 per share at a price of $4.00 per share (the “Offering”). The Company’s underwriters exercised their over-allotment option in part for an additional 425,000 ordinary shares on March 27, 2023 (“Over-allotment Option”). The Over-allotment Option was closed with the Offering. Upon completion of the Offering 3,750,000 new shares were issued, and the ordinary share capital of the Company became $2,500, representing 25,000,000 shares of $0.0001 par value.

The total number of ordinary shares issued and outstanding as of December 31, 2023 was 25,000,000 shares. The Company’s ordinary shares began trading on the Nasdaq Capital Market on March 23, 2023 under the ticker symbol “BANL”. Upon completion of the issuance of the shares under the Offering, CBL International is effectively owned 52.7% by CBL (Asia), 32.3% by Straits and 15.0% by public shareholders.

On July 22, 2024, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) for a private placement (the “Private Placement”) with an investor (the “Investor”) pursuant to which, the Investor purchased 2,500,000 Ordinary Shares of the Company of par value $0.0001 per share (the “Shares”) at a purchase price of $0.55 per share (the “Securities”). Upon the closing of the Private Placement on August 22, 2024, the Shares were issued to the Investor. As of December 31, 2024, the number of ordinary shares issued and outstanding was 27,500,000.

The companies of the Group are listed as follows:

Entity Name	Place of Incorporation	Percentage of ownership	Principal activities
CBL International Limited (“CBL International”)	Cayman Islands	Parent	Ultimate holding Company
Banle International Group Limited (“Banle BVI”)	British Virgin Islands	100% by CBL International	Investment holding
Banle International Marketing Limited	Labuan, Malaysia	100% by Banle BVI	Marketing service
Banle International (Malaysia) Sdn. Bhd.	Kuala Lumpur, Malaysia	100% by Banle BVI	Sales and distribution of marine fuel
Banle Energy International Limited (“Banle HK”)	Hong Kong	100% by Banle BVI	Sales and distribution of marine fuel
Reliance (China) Limited	Hong Kong	100% by Banle HK	Business management
Banle International (China) Limited (“Banle China”)	Hong Kong	100% by Banle BVI	Investment holding
Majestic Energy (Shenzhen) Co. Limited	PRC	100% by Banle China	Investment holding (Dormant)
Majestic Energy (Singapore) Pte Limited (“Majestic Singapore”)	Singapore	100% by Banle BVI	Sales and distribution of marine fuel
Banle Energy (Europe) Limited (“Banle Europe”)	Ireland	100% by Banle BVI	Business management
Banle Energy (Ireland) Limited (“Banle Ireland”)	Ireland	55% by Banle Europe	Sales and distribution of marine fuel